Waxess USA Balance Sheets (Parenthetical) (Waxess USA, Inc., USD $)	Dec. 31, 2010	Dec. 31, 2009
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0	$ 0
Common stock, shares issued	5,934,704	4,465,167